Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	366,415,821.60	21,833
Yield Supplement Overcollateralization Amount 02/28/22	12,948,294.21	0
Receivables Balance 02/28/22	379,364,115.81	21,833
Principal Payments	18,071,736.77	810
Defaulted Receivables	24,338.95	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	12,057,517.29	0
Pool Balance at 03/31/22	349,210,522.80	21,020

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.33%
Prepayment ABS Speed	1.46%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,928,390.56	91
Past Due 61-90 days	417,618.94	22
Past Due 91-120 days	111,965.55	7
Past Due 121+ days	0.00	0
Total	2,457,975.05	120

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	52,712.87
Aggregate Net Losses/(Gains) - March 2022	(28,373.92)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.09%
Prior Net Losses/(Gains) Ratio	0.30%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses/(Gains) Ratio	0.35%
Four Month Average	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.66%
Weighted Average Contract Rate, Yield Adjusted	5.84%
Weighted Average Remaining Term	40.83

Flow of Funds	$ Amount
Collections	19,247,204.10
Investment Earnings on Cash Accounts	1,046.45
Servicing Fee	(316,136.76)
Transfer to Collection Account	-
Available Funds	18,932,113.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	182,221.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	206,249.50
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,496,887.68

Total Distributions of Available Funds	18,932,113.79

Servicing Fee	316,136.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	362,166,772.30
Principal Paid	17,205,298.80
Note Balance @ 04/15/22	344,961,473.50

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2a
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2b
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-3
Note Balance @ 03/15/22	247,086,772.30
Principal Paid	17,205,298.80
Note Balance @ 04/15/22	229,881,473.50
Note Factor @ 04/15/22	81.5761084%

Class A-4
Note Balance @ 03/15/22	76,830,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	76,830,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	25,500,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	25,500,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	12,750,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	12,750,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	229,927.31
Total Principal Paid	17,205,298.80
Total Paid	17,435,226.11

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.39657%
Coupon	0.64657%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	129,720.56
Principal Paid	17,205,298.80
Total Paid to A-3 Holders	17,335,019.36

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2712431
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.2969267
Total Distribution Amount	20.5681698

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4603285
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	61.0549993
Total A-3 Distribution Amount	61.5153278

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	11.99
Noteholders' Third Priority Principal Distributable Amount	741.05
Noteholders' Principal Distributable Amount	246.96

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	8,498,098.59
Investment Earnings	971.22
Investment Earnings Paid	(971.22)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$753,708.34	$959,208.84	$1,099,199.16
Number of Extensions	33	44	48
Ratio of extensions to Beginning of Period Receivables Balance	0.20%	0.24%	0.26%